Marketable securities	12 Months Ended
Dec. 31, 2023
Marketable securities [Abstract]
Marketable securities
10. Marketable securities

	Year ended December 31,
	2023	2022
Fair value	$’000	$’000
At January 1	85,724	—
Additions	—	84,621
Accrued interest	4,138	858
Interest received	(1,101)	(192)
Fair value movement	(94)	437
At December 31	88,667	85,724

Marketable securities had a fair value of $88.7 million at December 31, 2023 (2022: $85.7 million). The impairment loss allowance for expected credit loss (“ECL”) at the reporting date was $0.1 million (2022 $0.1 million). The overall movement through OCI is shown in the table below.

	Year ended December 31,
	2023	2022
	$’000	$’000
Revaluation adjustments	(94)	437
Movement of ECL on assets measured at FVOCI	(1)	121
Fair value movement on marketable securities through OCI	(95)	558

Marketable securities at FVOCI have stated interest rates of 0.25% to 3.75% (2022: 0.25% to 3.75%) and mature in 2 months to 3 years’ time.